INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Investment Securities Classified as Current and Long-Term

Investment securities classified as current and long-term were as follows at December 31, 2013 and 2012, respectively:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
December 31, 2013
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	$584	$6	$(6)	$584
Mortgage-backed securities	1,834	34	(48)	1,820
Tax-exempt municipal securities	2,911	93	(33)	2,971
Mortgage-backed securities:
Residential	22	0	0	22
Commercial	662	20	(9)	673
Asset-backed securities	63	1	(1)	63
Corporate debt securities	3,474	223	(30)	3,667

Total debt securities	$9,550	$377	$(127)	$9,800

December 31, 2012
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	$602	$16	$0	$618
Mortgage-backed securities	1,519	85	(1)	1,603
Tax-exempt municipal securities	2,890	185	(4)	3,071
Mortgage-backed securities:
Residential	33	2	(1)	34
Commercial	615	44	0	659
Asset-backed securities	66	2	0	68
Corporate debt securities	3,394	402	(2)	3,794

Total debt securities	$9,119	$736	$(8)	$9,847

Schedule of Gross Unrealized Losses and Fair Value of Securities

Gross unrealized losses and fair values aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows at December 31, 2013 and 2012, respectively:

	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2013
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	$231	$(6)	$5	$0	$236	$(6)
Mortgage-backed securities	1,076	(47)	21	(1)	1,097	(48)
Tax-exempt municipal securities	693	(28)	57	(5)	750	(33)
Mortgage-backed securities:
Residential	6	0	1	0	7	0
Commercial	270	(8)	40	(1)	310	(9)
Asset-backed securities	35	(1)	0	0	35	(1)
Corporate debt securities	594	(28)	17	(2)	611	(30)

Total debt securities	$2,905	$(118)	$141	$(9)	$3,046	$(127)

December 31, 2012
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	$56	$0	$2	$0	$58	$0
Mortgage-backed securities	38	0	25	(1)	63	(1)
Tax-exempt municipal securities	233	(3)	27	(1)	260	(4)
Mortgage-backed securities:
Residential	0	0	4	(1)	4	(1)
Commercial	94	0	0	0	94	0
Asset-backed securities	2	0	4	0	6	0
Corporate debt securities	104	(2)	4	0	108	(2)

Total debt securities	$527	$(5)	$66	$(3)	$593	$(8)

Schedule of Realized Gains (Losses) Related to Investment Securities Included Within Investment Income

The detail of realized gains (losses) related to investment securities and included within investment income was as follows for the years ended December 31, 2013, 2012, and 2011:

	2013	2012	2011
	(in millions)
Gross realized gains	$33	$38	$33
Gross realized losses	(11)	(5)	(22)

Net realized capital gains	$22	$33	$11

Schedule of Contractual Maturity of Debt Securities Available for Sale

The contractual maturities of debt securities available for sale at December 31, 2013, regardless of their balance sheet classification, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in millions)
Due within one year	$395	$398
Due after one year through five years	2,011	2,096
Due after five years through ten years	2,759	2,870
Due after ten years	1,804	1,858
Mortgage and asset-backed securities	2,581	2,578

Total debt securities	$9,550	$9,800